Commitment, Contingencies, and Leases - Schedule of Cash Flow Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Commitments Contingencies And Leases [Abstract]
Cash paid for operating lease liabilities	$ 2,684	$ 2,345	$ 3,224
Right-of-use assets obtained in exchange for operating lease obligations		$ 2,834	$ 2,714